Segment and Related Information	12 Months Ended
Dec. 31, 2012
Segment and Related Information
R.	SEGMENT AND RELATED INFORMATION

PACCAR operates in three principal segments: Truck, Parts and Financial Services. In 2012, PACCAR modified its management reporting which resulted in Truck and Parts being identified as separate reportable segments. Disclosures for the prior periods have been adjusted to reflect the change in reportable segments.

The Truck segment includes the manufacture of trucks and the Parts segment includes the distribution of related aftermarket parts, both of which are sold through a network of independent dealers. These segments derive a large proportion of their revenues and operating profits from operations in North America and Europe. To reflect the benefit the Parts segment receives from the Truck segment, certain factory overhead, research and development, engineering and SG&A expenses are allocated from the Truck segment to the Parts segment. The Financial Services segment is composed of finance and leasing products and services provided to truck customers and dealers. Revenues are primarily generated from operations in North America and Europe.

Included in All Other is PACCAR’s industrial winch manufacturing business. Also within this category are other sales, income and expenses not attributable to a reportable segment, including a portion of corporate expense. Intercompany interest income on cash advances to the financial services companies is included in All Other and was $.9, $.6 and nil for 2012, 2011 and 2010, respectively. Geographic revenues from external customers are presented based on the country of the customer.

PACCAR evaluates the performance of its Truck and Parts segments based on operating profits, which excludes investment income, other income and expense and income taxes. The Financial Services segment’s performance is evaluated based on income before income taxes.

Geographic Area Data	2012	2011	2010
Revenues:
United States	$8,234.8	$7,389.8	$4,195.8
Europe	4,282.3	5,104.0	3,472.3
Other	4,533.4	3,861.4	2,624.8

	$17,050.5	$16,355.2	$10,292.9

Property, plant and equipment, net:
United States	$1,182.5	$1,059.1	$846.4
The Netherlands	529.7	467.1	381.6
Other	600.7	447.1	445.7

	$2,312.9	$1,973.3	$1,673.7

Equipment on operating leases, net:
United States	$1,019.7	$871.2	$666.9
United Kingdom	425.3	374.8	384.9
Germany	390.8	350.6	334.0
Other	1,052.9	793.2	633.5

	$2,888.7	$2,389.8	$2,019.3

Business Segment Data	2012	2011	2010
Net sales and revenues:

Truck	$13,797.1	$13,359.2	$7,408.5
Less intersegment	(665.6)	(728.5)	(365.6)

External customers	13,131.5	12,630.7	7,042.9

Parts	2,712.1	2,617.1	2,225.3
Less intersegment	(44.6)	(40.1)	(30.9)

External customers	2,667.5	2,577.0	2,194.4

All Other	152.7	118.2	87.8

	15,951.7	15,325.9	9,325.1
Financial Services	1,098.8	1,029.3	967.8

	$17,050.5	$16,355.2	$10,292.9

Income before income taxes:
Truck	$920.4	$864.7	$187.5
Parts	374.6	394.1	313.5
All Other	(7.0)	(26.5)	(15.3)

	1,288.0	1,232.3	485.7
Financial Services	307.8	236.4	153.5
Investment income	33.1	38.2	21.1

	$1,628.9	$1,506.9	$660.3

Depreciation and amortization:
Truck	$308.8	$311.8	$269.7
Parts	5.9	6.8	7.0
All Other	10.6	9.2	9.0

	325.3	327.8	285.7
Financial Services	375.6	346.0	337.5

	$700.9	$673.8	$623.2

Expenditures for long-lived assets:
Truck	$816.0	$876.9	$371.4
Parts	17.1	2.2	2.5
All Other	22.8	28.2	4.3

	855.9	907.3	378.2
Financial Services	943.1	934.3	505.6

	$1,799.0	$1,841.6	$883.8

Segment assets:
Truck	$4,530.2	$4,043.9	$3,156.0
Parts	707.8	641.4	586.2
All Other	198.4	185.3	181.2
Cash and marketable securities	2,395.9	2,900.7	2,432.5

	7,832.3	7,771.3	6,355.9
Financial Services	10,795.5	9,401.4	7,878.2

	$18,627.8	$17,172.7	$14,234.1